Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	June 2014
Distribution Date	07/15/14
Transaction Month	33
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		September 16, 2011
Closing Date:		October 5, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:		$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%		October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%		July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%		December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%		February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$32,464,272.39	0.1202380	$18,234,874.27	0.0675366	$14,229,398.12
Class A-4 Notes	$189,260,000.00	1.0000000	$189,260,000.00	1.0000000	$-
Total Securities	$221,724,272.39	0.2207837	$207,494,874.27	0.2066147	$14,229,398.12

Weighted Avg. Coupon (WAC)	4.61%		4.63%
Weighted Avg. Remaining Maturity (WARM)	28.01		27.15
Pool Receivables Balance	$247,866,942.20		$232,397,373.62
Remaining Number of Receivables	29,678		28,543

Adjusted Pool Balance	$244,402,027.63		$229,208,786.01

III. COLLECTIONS

Principal:
Principal Collections					$15,186,665.46
Repurchased Contract Proceeds Related to Principal					$-
Recoveries/Liquidation Proceeds					$135,940.39
Total Principal Collections					$15,322,605.85

Interest:
Interest Collections					$936,752.68
Late Fees & Other Charges					$31,234.95
Interest on Repurchase Principal					$-
Total Interest Collections					$967,987.63

Collection Account Interest					$662.41
Reserve Account Interest					$254.66
Servicer Advances					$-

Total Collections					$16,291,510.55

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	June 2014
Distribution Date	07/15/14
Transaction Month	33
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$16,291,510.55
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$16,291,510.55
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$206,555.79	$-	$206,555.79	$206,555.79
Collection Account Interest					$662.41
Late Fees & Other Charges					$31,234.95
Total due to Servicer					$238,453.15

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$22,454.46		$22,454.46
Class A-4 Notes		$205,031.67		$205,031.67

Total interest:		$227,486.13		$227,486.13	$227,486.13

Available Funds Remaining:					$15,825,571.27

3. Principal Distribution Amount:					$14,229,398.12

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$14,229,398.12
Class A-4 Notes				$-
Class A Notes Total:		14,229,398.12		$14,229,398.12
Total Noteholders Principal				$14,229,398.12

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					1,596,173.15

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$3,464,914.57
Beginning Period Amount	$3,464,914.57
Current Period Amortization	$276,326.97
Ending Period Required Amount	$3,188,587.61
Ending Period Amount	$3,188,587.61
Next Distribution Date Required Amount	$2,925,860.17

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	June 2014
Distribution Date	07/15/14
Transaction Month	33
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

VII. OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$22,677,755.24	$21,713,911.75	$21,713,911.75
Overcollateralization as a % of Adjusted Pool		9.28%	9.47%	9.47%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.38%	28,080	97.82%	$227,331,291.86
30 - 60 Days	1.29%	368	1.74%	$4,032,305.14
61 - 90 Days	0.27%	77	0.37%	$856,710.37
91 + Days	0.06%	18	0.08%	$177,066.25
		28,543		$232,397,373.62
Total
Delinquent Receivables 61 + days past due	0.33%	95	0.44%	$1,033,776.62
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.26%	77	0.35%	$870,385.76
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.26%	82	0.38%	$1,012,632.58
Three-Month Average Delinquency Ratio	0.28%		0.39%

Repossession in Current Period		14		$167,085.08
Repossession Inventory		38		$117,555.84

Charge-Offs
Gross Principal of Charge-Off for Current Period				$282,903.12
Recoveries				$(135,940.39)
Net Charge-offs for Current Period				$146,962.73

Beginning Pool Balance for Current Period				$247,866,942.20

Net Loss Ratio				0.71%
Net Loss Ratio for 1st Preceding Collection Period				-0.46%
Net Loss Ratio for 2nd Preceding Collection Period				-0.29%
Three-Month Average Net Loss Ratio for Current Period				-0.01%

Cumulative Net Losses for All Periods				$6,748,839.96
Cumulative Net Losses as a % of Initial Pool Balance				0.61%

Principal Balance of Extensions				$1,216,083.61
Number of Extensions				97

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